DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - Distoken Acquisition Corporation [Member] - USD ($)							3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 14, 2024	Apr. 09, 2024	Nov. 10, 2023	Feb. 17, 2023	Feb. 17, 2023	Feb. 16, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 18, 2024	Oct. 30, 2024	Sep. 22, 2024	Aug. 21, 2024	Aug. 06, 2024	Jul. 29, 2024	Apr. 26, 2024	Apr. 16, 2024	Oct. 28, 2021	Aug. 23, 2021
Subsidiary, Sale of Stock [Line Items]
Shares issued during period shares			3,018,308				545,000			545,000
Number of shares issuable per warrant shares				1	1
Proceeds from initial public offering					$ 70,380,000	$ 25,000		$ 69,000,000		$ 69,000,000
Share price				$ 10.20	$ 10.20			$ 10.00		$ 10.00
Gross proceeds from private placement									$ 5,450,000	$ 5,450,000
Transaction Costs				$ 4,366,343	$ 4,366,343
Underwriting fees				2,070,000	2,070,000
Fair value of class A shares issued to underwriters				1,185,493	1,185,493
Other offering costs				1,098,775	1,098,775
Investments, maximum maturity term								180 days		180 days
Condition for future Business Combination use of proceeds percentage								50.00%		50.00%
Public share								$ 10.20		$ 10.20										$ 10.00	$ 10.00
Business combination threshold Net Tangible Assets				5,000,001	5,000,001
Redemption limit percentage without prior consent								1500.00%		1500.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)								10000.00%		10000.00%
Period to complete Business Combination								9 months		9 months
Number of days advance notice to be provided for extension of the period to complete Business Combination.								5 days		5 days
Deposit in trust account								$ 690,000		$ 690,000
Deposit in trust account								3 months		3 months
Maximum Amount to be deposited in trust account								$ 2,070,000
Maximum extension period to complete business combination								9 months
Temporary equity aggregate amount of redemption requirement			$ 31,900,000
Price per share			$ 10.57					$ 10.96		$ 10.50
Outstanding borrowings on extension note								$ 330,000		$ 60,000
Accounts payable into trust account of initial business combination value										60,000
Dissolution expenses								$ 50,000		$ 50,000
Due to sponsor for certain reimbursable expenses						$ 150,000
Redeem percentage								1		1
Working capital deficit								$ 1,500,000		$ 1,500,000
Period to complete Business Combination								18 months
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Price per share	$ 11.24
Ordinary shares	3,229,522
Principal amount	$ 36,300,000
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Deposit in trust account								$ 330,000						$ 30,000	$ 30,000				$ 90,000
Maximum Amount to be deposited in trust account																	$ 12,000
Price per share			$ 0.01
Principal amount			$ 360,000
Aggregate consideration			30,000
Aggregate amount			360,000
Outstanding borrowings on extension note			$ 60,000					$ 330,000
Sponsor [Member] | Chief Executive Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Deposit in trust account																$ 18,000
Sponsor [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Public share	$ 0.046
Deposit in trust account												$ 30,000	$ 30,000
Maximum Amount to be deposited in trust account		$ 210,000																$ 30,000
Principal amount	$ 360,000
Aggregate amount	360,000
Accounts payable into trust account of initial business combination value		60,000
Dissolution expenses		150,000
Due to sponsor for certain reimbursable expenses		$ 30,000
Pay per month	$ 30,000
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of class A shares issued to underwriters				$ 12,075	$ 12,075
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant shares				1	1
Class of warrant or right, price of warrants or rights								$ 10.20		$ 10.20
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued during period shares				6,900,000	6,900,000
Proceeds from initial public offering					$ 69,000,000
Share price				$ 10.00	$ 10.00
Condition for future Business Combination use of proceeds percentage								80.00%		80.00%
Per unit amount to be deposited in trust account								0.10		0.10
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued during period shares				900,000	900,000
Number of shares issuable per warrant shares				900,000	900,000
Class of warrant or right, price of warrants or rights				$ 10.00	$ 10.00
Share price				10.00	$ 10.00
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued during period shares					545,000			545,000
Share price				10.00	$ 10.00
Gross proceeds from private placement					$ 5,450,000
Public share				$ 10.00	$ 10.00			$ 10.00
Aggregate consideration					$ 5,450,000			$ 5,450,000